As filed with the Securities and Exchange Commission on September 27, 2005
File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 12	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, Including Area Code)

Chad Fickett, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b).
[X] on September 30, 2005 pursuant to paragraph (b).
[   ] 60 days after filing pursuant to paragraph (a)(1).
[   ] on (date) pursuant to paragraph (a)(1).
[   ] 75 days after filing pursuant to paragraph (a)(2).
[   ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 9 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 15, 2005 and pursuant to Rule 485(a)(2) would have become effective on September 28, 2005.

This Post-Effective Amendment No. 12 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 30, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 27th day of September, 2005.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ Joseph C. Neuberger
Joseph C. Neuberger
Chairperson, President, and Treasurer/Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 27, 2005 by the following persons in the capacities indicated.

Signature	Title

/s/ Joseph C. Neuberger
Joseph C. Neuberger	Chairperson, President, Treasurer/Principal Accounting Officer and Trustee

Dr. Michael D. Akers
Dr. Michael D. Akers*	Independent Trustee

Gary A. Drska
Gary A. Drska*	Independent Trustee

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger
Attorney-in-Fact pursuant to Power of Attorney filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on February 10, 2005.